Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Mar. 29, 2013
(Delaware Dividend Income Fund) | Class A
Bar Chart Table:
Annual Return 2003	24.36%
Annual Return 2004	10.43%
Annual Return 2005	2.66%
Annual Return 2006	19.65%
Annual Return 2007	(3.93%)
Annual Return 2008	(32.48%)
Annual Return 2009	36.43%
Annual Return 2010	13.50%
Annual Return 2011	2.08%
Annual Return 2012	13.65%
(Delaware Small Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2003	42.70%
Annual Return 2004	21.39%
Annual Return 2005	5.26%
Annual Return 2006	16.87%
Annual Return 2007	(4.76%)
Annual Return 2008	(35.24%)
Annual Return 2009	26.95%
Annual Return 2010	28.49%
Annual Return 2011	0.33%
Annual Return 2012	15.30%
(Delaware Small Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2003	41.73%
Annual Return 2004	21.04%
Annual Return 2005	8.61%
Annual Return 2006	15.35%
Annual Return 2007	(7.45%)
Annual Return 2008	(30.51%)
Annual Return 2009	31.99%
Annual Return 2010	30.95%
Annual Return 2011	(1.15%)
Annual Return 2012	13.08%